Stock-based Compensation - Additional Information (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended
	Jun. 16, 2021	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense		$ 4,192	$ 23,600		$ 23,625
Incremental expense				$ 4,100
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		5,000	5,000		$ 5,000
Nonvested award, period for recognition					2 years 2 months 12 days
Share-based compensation expense		700			$ 20,100
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		51,900	$ 51,900		$ 51,900
Nonvested award, period for recognition					3 years 9 months 18 days
Stock-based compensation expense		$ 3,500			$ 3,500
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		19,209,986	19,209,986		19,209,986
Period of automatic increase of shares					10 years
Percent of increase in shares from capital stock outstanding		5.00%	5.00%		5.00%
Number of shares available for future issuance (in shares)		15,108,441	15,108,441		15,108,441